Current and deferred income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2024
Current and deferred income tax and social contribution
Schedule of amounts recognized in profit or loss for the period	Amounts recognized in profit or loss

	12/31/2024	12/31/2023	12/31/2022
Current income tax and social contribution expenses
Current year	(443,806)	(280,845)	(106,625)
Deferred income tax and social contribution benefits (expenses)
Provision for impairment losses on loans and advances	184,863	223,051	111,967
Provision for contingencies	7,112	5,074	2,944
Adjustment of financial assets to fair value	3,704	(36,249)	(7,478)
Other temporary differences	(74,962)	33,949	54,245
Tax losses carried forward	90,380	(32,561)	109,441
Total deferred income tax and social contribution	211,097	193,264	271,119
Total income tax	(232,709)	(87,581)	164,494

Schedule of reconciliation of effective tax rate	Reconciliation of effective rate current income tax expense

	12/31/2024		12/31/2023		12/31/2022
Profit before tax		1,205,550		439,841		(178,573)
Income tax and social contribution (a)	(45)%	(542,498)	(45)%	(197,928)	45%	80,358

Tax effect of
Dividend paid as interest on equity		105,351		22,501		17,126
Non-taxable income (non-deductible expenses) net		62,027		53,397		(8,016)
Subsidiaries subject to different tax regimes and rates		46,578		10,176		65,110
Others		95,833		24,273		9,916
Total income tax		(232,709)		(87,581)		164,494

Effective tax rate		(19)%		(20)%		92%

(a)The result from Banco Inter represents the greatest impact on the total amount of taxes, so we present the tax rate of 45%, which is the nominal rate currently in force for banks under Brazilian legislation.

Schedule of changes in the balances of deferred taxes	Changes in the balances of deferred taxes

	12/31/2023	Constitution	Business combination	Realization	12/31/2024
Deferred tax assets
Provision for impairment losses on loans and advances	630,817	815,679	—	(630,817)	815,679
Adjustment of financial assets to fair value	137,729	430,131	—	(125,087)	442,773
Tax losses carried forward	164,831	138,521	81,393	(48,210)	336,535
Hedge Accounting	—	39,187	—	—	39,187
Other temporary differences	82,438	40,854	5,195	(82,438)	46,049
Provision for contingencies	17,720	24,801	—	(17,690)	24,831
Subtotal	1,033,535	1,489,173	86,588	(904,242)	1,705,054

Deferred tax liabilities
Capital gains from assets in the business combination	(7,081)	(13,755)	—	3,480	(17,356)
Hedge Accounting	(25,458)	(11,357)	—	25,457	(11,357)
Deferred Income	—	(32,790)	—	—	(32,790)
Subtotal	(32,539)	(57,902)	—	28,937	(61,503)

Total net deferred tax assets (liabilities) (a)	1,000,996	1,431,271	86,588	(875,305)	1,643,551

(a)    The recognition of these deferred tax assets are based on the expectation of generating future taxable income and supported by technical studies and income projections.

	12/31/2022	Constitution	Realization	12/31/2023
Deferred tax assets
Provision for impairment losses on loans and advances	407,766	784,080	(561,029)	630,817
Adjustment of financial assets to fair value	312,159	325,587	(500,017)	137,729
Tax losses carried forward	202,184	45,463	(82,816)	164,831
Other temporary differences	33,668	99,406	(50,636)	82,438
Provision for contingencies	12,664	15,814	(10,758)	17,720
Provision for expected loss on financial instruments	9,707	—	(9,707)	—
Subtotal	978,148	1,270,350	(1,214,963)	1,033,535

Deferred tax liabilities
Capital gains from assets in business combinations	—	(12,677)	5,596	(7,081)
Hedge accounting	(30,073)	(164)	4,779	(25,458)
Subtotal	(30,073)	(12,841)	10,375	(32,539)

Total net deferred tax assets (liabilities) (a)	948,075	1,257,509	(1,204,588)	1,000,996

(a)    The recognition of these deferred tax assets are based on the expectation of generating future taxable income and supported by technical studies and income projections.